Quarterly Holdings Report
for
Fidelity® Founders Fund
January 31, 2024
RFFF-NPRT3-0324
1.9892521.104
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.6%
Entertainment - 4.2%
Endeavor Group Holdings, Inc.	20,597	509,776
Netflix, Inc. (a)	7,153	4,035,079
Roblox Corp. (a)	1,441	55,925
Spotify Technology SA (a)	2,318	499,181
		5,099,961
Interactive Media & Services - 10.4%
Alphabet, Inc. Class C (a)	44,536	6,315,205
Meta Platforms, Inc. Class A	15,887	6,198,154
VerticalScope Holdings, Inc. (a)	7,292	24,407
		12,537,766
Media - 1.0%
Comcast Corp. Class A	11,721	545,495
The Trade Desk, Inc. (a)	8,738	597,941
		1,143,436
TOTAL COMMUNICATION SERVICES		18,781,163
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 0.5%
Tesla, Inc. (a)	2,863	536,211
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	28,736	4,459,827
Hotels, Restaurants & Leisure - 5.7%
Airbnb, Inc. Class A (a)	15,162	2,185,451
Cava Group, Inc.	300	14,040
Draftkings Holdings, Inc. (a)	31,963	1,248,155
Dutch Bros, Inc. (a)	300	8,055
Marriott International, Inc. Class A	13,564	3,251,698
Monarch Casino & Resort, Inc.	724	49,905
Penn Entertainment, Inc. (a)	3,300	74,415
Red Rock Resorts, Inc.	1,003	54,844
		6,886,563
Household Durables - 0.8%
D.R. Horton, Inc.	5,800	828,878
Garmin Ltd.	756	90,334
		919,212
Specialty Retail - 1.3%
Aritzia, Inc. (a)	22,857	556,103
Auto1 Group SE (a)(b)(c)	16,871	71,161
Industria de Diseno Textil SA	17,787	760,525
Revolve Group, Inc. (a)(b)	8,200	118,162
thredUP, Inc. (a)(b)	400	814
Wayfair LLC Class A (a)	2,097	105,374
		1,612,139
Textiles, Apparel & Luxury Goods - 3.3%
Brunello Cucinelli SpA	4,884	487,172
LVMH Moet Hennessy Louis Vuitton SE	669	556,647
Moncler SpA	9,992	618,746
On Holding AG (a)	300	7,968
Prada SpA	117,710	729,953
Ralph Lauren Corp.	10,742	1,543,303
		3,943,789
TOTAL CONSUMER DISCRETIONARY		18,357,741
CONSUMER STAPLES - 1.2%
Beverages - 1.2%
Monster Beverage Corp.	26,863	1,478,002
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Cactus, Inc.	6,932	294,194
Oil, Gas & Consumable Fuels - 3.5%
Devon Energy Corp.	2,256	94,797
Hess Corp.	12,688	1,783,045
Reliance Industries Ltd.	15,134	519,727
Tourmaline Oil Corp. (b)	42,569	1,840,556
		4,238,125
TOTAL ENERGY		4,532,319
FINANCIALS - 11.1%
Banks - 0.6%
Pinnacle Financial Partners, Inc.	5,665	500,673
Starling Bank Ltd. Series D (a)(d)(e)	44,800	178,274
		678,947
Capital Markets - 7.0%
Antin Infrastructure Partners SA	962	17,736
Ares Management Corp.	18,277	2,220,290
BlackRock, Inc. Class A	3,579	2,771,255
Blue Owl Capital, Inc. Class A	59,553	925,454
EQT AB	2,811	76,173
Intercontinental Exchange, Inc.	5,260	669,756
KKR & Co. LP	10,673	924,068
Morningstar, Inc.	1,122	313,375
XP, Inc. Class A	20,373	500,768
		8,418,875
Consumer Finance - 0.0%
NerdWallet, Inc. (a)	400	6,124
Upstart Holdings, Inc. (a)(b)	1,975	62,726
		68,850
Financial Services - 3.4%
Apollo Global Management, Inc.	19,331	1,940,832
Berkshire Hathaway, Inc. Class B (a)	3,815	1,463,968
Block, Inc. Class A (a)	9,520	618,895
Jio Financial Services Ltd.	10,760	32,112
Remitly Global, Inc. (a)	200	3,428
		4,059,235
Insurance - 0.1%
Arthur J. Gallagher & Co.	703	163,208
TOTAL FINANCIALS		13,389,115
HEALTH CARE - 6.7%
Biotechnology - 2.1%
Blueprint Medicines Corp. (a)	872	69,350
Celldex Therapeutics, Inc. (a)	10,272	361,780
Moderna, Inc. (a)	4,454	450,077
Prelude Therapeutics, Inc. (a)	300	984
Regeneron Pharmaceuticals, Inc. (a)	1,526	1,438,682
TG Therapeutics, Inc. (a)	9,875	160,370
		2,481,243
Health Care Equipment & Supplies - 1.8%
Glaukos Corp. (a)	1,800	160,254
Inspire Medical Systems, Inc. (a)	2,760	582,001
Masimo Corp. (a)	2,477	319,384
Penumbra, Inc. (a)	4,192	1,057,180
TransMedics Group, Inc. (a)	481	41,255
		2,160,074
Health Care Providers & Services - 1.1%
Guardant Health, Inc. (a)	2,678	58,729
LifeStance Health Group, Inc. (a)	37,998	227,228
The Joint Corp. (a)	1,173	11,448
UnitedHealth Group, Inc.	1,941	993,287
		1,290,692
Health Care Technology - 0.2%
Doximity, Inc. (a)	1,932	52,067
Evolent Health, Inc.	7,850	230,869
		282,936
Life Sciences Tools & Services - 1.5%
Bruker Corp.	6,050	432,636
Danaher Corp.	5,422	1,300,792
Stevanato Group SpA (b)	1,249	39,643
		1,773,071
TOTAL HEALTH CARE		7,988,016
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.6%
HEICO Corp. Class A	4,938	698,579
Commercial Services & Supplies - 2.2%
Cintas Corp.	2,388	1,443,713
GFL Environmental, Inc. (b)	17,222	585,031
Veralto Corp.	1,307	100,234
Waste Connections, Inc. (United States)	3,149	488,914
		2,617,892
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd. (a)	333	10,460
Electrical Equipment - 0.0%
Nextracker, Inc. Class A	400	18,108
Ground Transportation - 3.0%
Uber Technologies, Inc. (a)	55,171	3,601,011
Professional Services - 1.2%
TDCX, Inc. ADR (a)	300	1,881
Thomson Reuters Corp.	9,830	1,459,457
		1,461,338
TOTAL INDUSTRIALS		8,407,388
INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	1,745	451,397
Electronic Equipment, Instruments & Components - 0.0%
Vontier Corp.	1,083	37,461
IT Services - 5.2%
CGI, Inc. Class A (sub. vtg.) (a)	890	99,668
Cloudflare, Inc. (a)	6,857	542,046
Globant SA (a)	4,659	1,098,639
MongoDB, Inc. Class A (a)	3,535	1,415,838
Shopify, Inc. Class A (a)	34,371	2,752,086
Snowflake, Inc. (a)	1,990	389,324
		6,297,601
Semiconductors & Semiconductor Equipment - 8.5%
Analog Devices, Inc.	6,195	1,191,670
Monolithic Power Systems, Inc.	800	482,176
NVIDIA Corp.	13,862	8,528,873
		10,202,719
Software - 19.8%
Adobe, Inc. (a)	3,804	2,350,035
BlackLine, Inc. (a)	6,903	405,068
CoreWeave, Inc. (d)(e)	160	49,578
Dynatrace, Inc. (a)	16,580	945,060
Intuit, Inc.	2,282	1,440,695
Microsoft Corp.	25,870	10,285,399
MicroStrategy, Inc. Class A (a)(b)	2,286	1,145,766
nCino, Inc. (a)	84	2,644
Oracle Corp.	13,430	1,500,131
Salesforce, Inc. (a)	4,924	1,384,087
Samsara, Inc. (a)	800	25,120
Synopsys, Inc. (a)	2,301	1,227,238
Tenable Holdings, Inc. (a)	3,985	187,694
UiPath, Inc. Class A (a)	33,408	767,716
Workday, Inc. Class A (a)	5,114	1,488,532
Zoom Video Communications, Inc. Class A (a)	4,000	258,440
Zscaler, Inc. (a)	1,553	365,996
		23,829,199
TOTAL INFORMATION TECHNOLOGY		40,818,377
MATERIALS - 1.1%
Metals & Mining - 1.1%
Barrick Gold Corp.	85,413	1,332,443
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Equity Residential (SBI)	11,360	683,758
Public Storage	5,686	1,610,218
		2,293,976
Real Estate Management & Development - 0.7%
Zillow Group, Inc. Class C (a)	14,957	850,156
TOTAL REAL ESTATE		3,144,132
TOTAL COMMON STOCKS (Cost $82,083,239)		118,228,696

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	638	141,081
Reddit, Inc. Series E (a)(d)(e)	200	6,474
		147,555
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (d)(e)	17	18,133
Series A2 (d)(e)	3	3,200
		21,333
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	14,904
Series F (a)(d)(e)	12,743	94,808
		109,712
Software - 0.2%
Evozyne, Inc. Series A (a)(d)(e)	1,000	14,650
Moloco, Inc. Series A (d)(e)	3,703	189,520
		204,170
TOTAL INFORMATION TECHNOLOGY		313,882
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $780,597)		482,770

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,928,657	1,929,042
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	2,054,445	2,054,650
TOTAL MONEY MARKET FUNDS (Cost $3,983,692)		3,983,692

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $86,847,528)	122,695,158
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(2,386,572)
NET ASSETS - 100.0%	120,308,586

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,161 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $710,622 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	69,908

Canva, Inc. Series A	9/22/23	18,133

Canva, Inc. Series A2	9/22/23	3,200

CoreWeave, Inc.	11/29/23	49,578

Evozyne, Inc. Series A	4/09/21	22,470

Moloco, Inc. Series A	6/26/23	222,180

Reddit, Inc. Series E	5/18/21	8,495

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	85,152

Yanka Industries, Inc. Series E	5/15/20	30,005

Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,147,926	20,284,207	20,503,091	87,658	-	-	1,929,042	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	320,400	14,014,501	12,280,251	6,452	-	-	2,054,650	0.0%
Total	2,468,326	34,298,708	32,783,342	94,110	-	-	3,983,692

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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